7. INTANGIBLE ASSET (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Asset Details Narrative
Software carrying value	$ 1,031,692	$ 0
Amortization expense	$ 68,762